Other Key Disclosures (Parenthetical) (Detail) (Finance Receivable Held by Special Purpose Entities, INR) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2012 Maximum
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement, portion held by SPEs	2.4	0.1